Financial assets and liabilities measured at fair value - Summary of Assets and Liabilities Measured at Fair Value (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	€ 6,737	€ 10,765	€ 6,449
Total financial liabilities measured at fair value	0	0	0
Level 1 | Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | MSD contingent consideration (European vaccines business)
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Contingent consideration arising from acquisition of Amunix
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Other contingent consideration arising from business combinations and acquisitions
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Quoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	470	387	396
Level 1 | Unquoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Quoted debt securities
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	346	329	447
Level 1 | Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Financial assets held to meet obligations under deferred compensation plans
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	572	512	549
Level 1 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Mutual fund investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	5,349	9,537	5,057
Level 2
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	201	206	298
Total financial liabilities measured at fair value	291	326	85
Level 2 | Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | MSD contingent consideration (European vaccines business)
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Contingent consideration arising from acquisition of Amunix
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Other contingent consideration arising from business combinations and acquisitions
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	164	232	6
Level 2 | Current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	127	94	79
Level 2 | Quoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Unquoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Quoted debt securities
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Financial assets held to meet obligations under deferred compensation plans
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	3
Level 2 | Current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	201	206	295
Level 2 | Mutual fund investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	964	967	883
Total financial liabilities measured at fair value	709	779	714
Level 3 | Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	26	59
Level 3 | MSD contingent consideration (European vaccines business)
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	127	204	269
Level 3 | Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	441	380	354
Level 3 | Contingent consideration arising from acquisition of Amunix
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	137	165	0
Level 3 | Other contingent consideration arising from business combinations and acquisitions
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	4	4	32
Level 3 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 3 | Current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 3 | Quoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Unquoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	618	549	427
Level 3 | Quoted debt securities
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	132	115	78
Level 3 | Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	214	303	378
Level 3 | Financial assets held to meet obligations under deferred compensation plans
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Mutual fund investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	€ 0	€ 0	€ 0